Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Entity Central Index Key	0001782223
Entity Registrant Name	Pyxis Oncology, Inc.
Amendment Flag	true
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Document Type	S-4/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1160910
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	617
Local Phone Number	221-9059
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.